Summary of Significant Principles (Details Narrative) (USD $)	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Net Income (Loss)	$ (754,264)	$ (84,581)	$ (167,150)	$ (1,428,540)	$ (832,590)
Net Cash Used In Operating Activities			(86,618)	(605,037)	(489,045)
Working Capital Deficiency	214,466			214,466
Stockholders' Deficit	52,977	(2,732)	(2,732)	52,977	577,619
Inventory amount				12,492
The Company uses a five year life for computer equipment				5
Website development costs				40,820	114,612
Capitalized Computer Software, Amortization				$ 22,584